Dow 2x Strategy Fund Expense Example - Class H [Member] - Dow 2x Strategy Fund - Class H	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 180
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	1,002
Expense Example, with Redemption, 10 Years	$ 2,182